Loss Per Share - Schedule of Weighted Average Number of Ordinary Shares Outstanding (Details) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Weighted Average Number of Ordinary Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding	10,906,233	5,622,954
Ordinary Shares Outstanding [Member]
Schedule of Weighted Average Number of Ordinary Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding	2,155,000	5,622,954
Changes Due to Business Combination [Member]
Schedule of Weighted Average Number of Ordinary Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding	8,751,233